Fair Value Measurements - Summary Of Reconciliation Of Warrant Liabilities Measured At Fair Value (Details) - BOWX ACQUISITION CORP [Member] - USD ($)	1 Months Ended	3 Months Ended			4 Months Ended	6 Months Ended	7 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant Liability			$ 13,292,400			$ 13,292,400
Change in fair value of warrant liabilities	$ 0	$ 9,327,999				12,670,532	$ 4,664,000
Warrant Liability		25,962,932		$ 13,292,400		25,962,932	13,292,400
Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant Liability	$ 0	16,634,933	13,292,400	9,872,133	$ 0	13,292,400	0
Issuance of Private Warrants					8,628,400
Change in fair value of warrant liabilities		9,327,999	3,342,533	3,420,267	1,243,733
Warrant Liability		$ 25,962,932	$ 16,634,933	$ 13,292,400	$ 9,872,133	$ 25,962,932	$ 13,292,400